GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Goodwill and Intangible Assets
The following is a summary of goodwill and intangible assets:

	December 31,
(in thousands)	2022	2021
Goodwill	$83,979	$83,979
Definite-lived intangible assets
Complete technology	231,379	227,403
Less: Accumulated amortization	(71,964)	(60,099)
Customer relationships	11,100	11,100
Less: Accumulated amortization	(3,273)	(2,083)

Intangible assets, net	$167,242	$176,321

Total goodwill and other identifiable intangible assets, net	$251,221	$260,300

Schedule of Finite- Lived Assets Future Amortization Expense
The remaining weighted-average useful life of definite lived intangible assets is 13.1 years. At December 31, 2022, future amortization expense on intangible assets is estimated to be as follows:

(in thousands)	Years Ending December 31,
2023	$13,478
2024	13,478
2025	13,358
2026	13,318
2027	13,318
Thereafter	100,292

$167,242